Nota 44 - Administration Costs - Average Number Of Employees By Geographical Area - Gender Of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Male | Management team [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	1,197	1,244	1,331
Male | Other line personel [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	37,461	38,670	38,514
Male | Clerical staff [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	19,315	20,639	22,066
Male | Total [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	57,973	60,553	61,911
Female | Management team [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	339	342	350
Female | Other line personel [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	38,918	39,191	39,213
Female | Clerical staff [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	28,397	31,770	33,318
Female | Total [Member]
Disclosure number Of Employees At The Period End Profesional Category And Gender
Average Number Of Employees	67,654	71,303	72,881